Note 37 - Cancellation of title deed in Saudi Steel Pipe Company (Details) - SAUDI ARABIA - Saudi Steel Pipe Company [member] $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020 USD ($) m²
Disclosure of geographical areas [line items]
Area of land (in square meters) | m²			811,284
Proportion of ownership interest in subsidiary	[1]	48.00%
Land plots, carrying value | $			$ 56.2

[1]	All percentages rounded.